Equity - Changes in regulatory reserve for loan losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in regulatory reserve for loan losses [Abstract]
Beginning balance	₩ 3,609,851	₩ 3,647,972
Expected reversal of regulatory reserve for loan losses	(153,364)	(38,121)
Ending balance	₩ 3,456,487	₩ 3,609,851